Lord Abbett Emerging Markets Currency Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 54 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Emerging Markets Currency Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Emerging Markets Currency Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.50%	0.50%	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.87%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.31%	0.31%	0.31%		0.31%	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.01%	1.81%	1.68%		0.91%	0.81%	1.26%	1.41%	1.31%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Emerging Markets Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	326	539	770	1,433
Class B	684	869	1,180	1,916
Class C	271	530	913	1,987
Class F	93	290	504	1,120
Class I	83	259	450	1,002
Class P	128	400	692	1,523
Class R2	144	446	771	1,691
Class R3	133	415	718	1,579

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Emerging Markets Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	326	539	770	1,433
Class B	184	569	980	1,916
Class C	171	530	913	1,987
Class F	93	290	504	1,120
Class I	83	259	450	1,002
Class P	128	400	692	1,523
Class R2	144	446	771	1,691
Class R3	133	415	718	1,579

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130.30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund. To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets in instruments that provide investment exposure to the currencies of, and in fixed income instruments denominated in the currencies of, emerging markets at the time of purchase. For purposes of this policy, the Fund considers an emerging market to be any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income member countries of the Organisation for Economic Co-operation and Development (“OECD”) for the past five consecutive years. Emerging markets include countries in Asia, Africa, the Middle East, Latin America, and Europe. The Fund is non-diversified under the Investment Company Act of 1940, as amended, and may invest a greater percentage of its assets in a single issuer or in fewer issuers than a diversified mutual fund would.

Lord Abbett will determine the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors. The Fund focuses on foreign currencies that it expects to appreciate versus the U.S. dollar (or versus other foreign currencies), in addition to foreign currencies that it expects to depreciate versus the U.S. dollar (or versus other foreign currencies). In pursuing its investment objective, the Fund may invest substantially in forward foreign currency contracts, which are a type of derivative instrument. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index. In addition to forward contracts, the Fund also may invest in other types of derivatives, including options, futures contracts, and swap agreements.

A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a currency (or a security or other financial instrument) at a future date, at a price established in the contract. When the Fund is invested substantially in forward foreign currency contracts and other derivative instruments, the Fund will not have a material portion of its assets invested in securities issued by issuers located in emerging markets. The Fund will be required to segregate permissible liquid assets, or engage in other measures to cover the Fund’s obligations relating to such transactions. The Fund will invest these assets in U.S. fixed income instruments that would be expected to generate income for the Fund.

The Fund’s fixed income instruments may include the following: corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities or other obligations issued by states, provinces or local governments and their subdivisions, agencies, authorities and other government-sponsored enterprises; obligations of international agencies or supranational entities; and derivatives based on the return of fixed income instruments.

Forward contracts may be structured for cash settlement, rather than physical delivery. The Fund may enter into non-deliverable currency forward contracts (“NDFs”), which are a particular type of cash-settled forward contract that may be used to gain exposure to a non-convertible or relatively thinly traded foreign currency. With respect to futures contracts or forward contracts that are contractually required to cash settle, the Fund will be permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. In the case of futures contracts or forward contracts that are not contractually required to cash settle, the Fund will be obligated to set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) during the period of time while the contract positions are open. The Fund is not registered or subject to regulation as a commodity pool operator under the Commodity Exchange Act.

The Fund also may invest directly in foreign currencies or in securities denominated in, or that provide investment exposure to, foreign currencies; engage in foreign currency transactions on a spot (cash) basis; enter into foreign currency futures contracts; invest in options on foreign currencies and futures; obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts, or by using investment techniques, including buy backs and dollar rolls; hedge its exposure to emerging country currencies (but is not required to do so); invest in currency derivatives to manage its duration; and invest in other types of fixed income instruments that may not be denominated in the currencies of emerging markets and may not provide investment exposure to the currencies of emerging markets.

The Fund also may invest up to 15% of its total assets in high yield debt securities (commonly referred to as “lower-rated” or “junk” bonds). High yield debt securities are debt securities that are rated BB/Ba or lower by Moody’s Investors, Inc., Standard & Poor’s Rating Services, or Fitch Ratings (each, a Nationally Recognized Statistical Rating Organization (“NRSRO”)), or are unrated but determined by Lord Abbett to be of comparable quality.

Under normal market conditions, the Fund’s average portfolio duration is not expected to exceed eight years. However, the Fund’s average portfolio duration will vary from time to time.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

In addition to the risks of overall market movements and risks that are specific to an individual investment held by the Fund, the principal risks you assume when investing in the Fund include currency risk, the risks of investing in foreign (including emerging) markets, the risks of investing in derivatives, non- diversification risk, liquidity risk, the risks from leverage, interest rate risk, credit risk, the risk of changes in tax treatment, and the risks related to portfolio turnover. The Fund attempts to manage these risks through careful security selection and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk.

  Portfolio Management Risk: The strategies used and securities selected by the Fund’s portfolio management may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Derivatives Risk: The Fund invests substantially in forward contracts and other types of derivatives. The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, counterparty risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund’s assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an over-the-counter (“OTC”) contract, such as a forward contract, will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund. In addition, the Fund will be required to segregate permissible liquid assets to cover the Fund’s obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, Lord Abbett’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund’s performance could suffer.

  Foreign Currency and Currency-Related Transaction Risk: The Fund is subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. The Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result, in addition to the Fund’s incurring transaction costs.

  Developing or Emerging Market Investments Risk: The securities markets of developing or emerging countries tend to be less liquid, be especially subject to greater price volatility, have a smaller market capitalization, and have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain developing or emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

  Foreign Investments Risk: Foreign investments generally pose greater risks than domestic investments. Foreign markets and their investments may not be subject to the same degree of regulation as U.S. markets. In addition, key information about an issuer, security, or market may be inaccurate or unavailable. Securities clearance, settlement procedures and trading practices may be different, transaction costs may be higher, and there may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability that could affect investments in those countries.

  Non-Diversified Risk: The Fund is a non-diversified mutual fund. This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer than a diversified fund. As a result, the value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund would be.

  Geographic Concentration Risk: To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such region may have a greater impact on Fund performance relative to a more geographically diversified fund.

  Liquidity Risk: The Fund may be exposed to liquidity risk from its investments in foreign securities, derivatives, or securities with substantial market and credit risk, because these investments may be difficult to buy or sell. Illiquid securities may lower the Fund’s returns because the Fund may be unable to sell these securities at its desired time or price.

  Leverage Risk: Certain of the Fund’s transactions (including, among others, forward currency contracts and other derivatives, reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions) may give rise to leverage risk. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would have been the case in the absence of leverage. There is no assurance that the Fund will be able to employ leverage successfully.

  Debt Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Fund are likely to decline.

  Government Securities Risk and Mortgage-Related and Other Asset-Backed Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related and other asset-backed securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  High-Yield Securities Risk: High-yield debt securities, or junk bonds, may be more credit sensitive than interest rate sensitive. There also is the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. The market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Potential for Changes in Tax Treatment: The Fund intends to continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under subchapter M, at least 90% of the Fund’s gross income for each taxable year must be “qualifying income.” The Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. The Code, however, expressly provides the U.S. Treasury Department with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to the Fund’s business of investing in stock or securities (or options and futures with respect thereto). While to date the U.S. Treasury Department has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table shows changes in the performance of the Fund during periods when the Fund operated under the name “Lord Abbett Global Income Fund,” and followed a global income strategy, primarily investing in high-quality and investment grade debt securities of domestic and foreign companies generally located in developed countries.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares*

*

The Fund implemented its current investment strategy effective June 29, 2007. The performance of the Fund for periods prior to June 29, 2007 is not representative of the Fund’s current investment strategy.

Best Quarter 2nd Q ’09 +13.14%	Worst Quarter 4th Q ’08 -12.43%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of securities indices. The Fund believes that the Barclays Capital Global Emerging Markets Strategy (GEMS) Index more closely reflects the Fund’s investment strategies than the JPMorgan Emerging Local Markets Index Plus (ELMI+) and therefore will remove the JPMorgan Emerging Local Markets Index Plus (ELMI+) from its next annual prospectus update. The Fund’s average annual total returns include applicable sales charges as follows:

for Class A shares, the current maximum front-end sales charge of 2.25%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Emerging Markets Currency Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	(8.05%)	2.22%	4.52%
Class A After Taxes on Distributions	(9.05%)	0.71%	2.86%
Class A After Taxes on Distributions and Sale of Fund Shares	(5.18%)	1.05%	2.93%
Class B	(10.20%)	1.85%	4.22%
Class C	(6.44%)	2.04%	4.12%
Class F	(5.77%)			2.37%	Sep. 28, 2007
Class I	(5.68%)	3.01%		2.91%	Oct. 19, 2004
Class P	(6.07%)	2.64%	4.64%
Class R2	(6.22%)			1.98%	Sep. 28, 2007
Class R3	(6.14%)			2.00%	Sep. 28, 2007
Barclays Capital Global Emerging Markets Strategy (GEMS) Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)	(5.12%)	4.78%	9.05%	7.12%	Oct. 31, 2004	[1]
Barclays Capital Global Emerging Markets Strategy (GEMS) Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)	(5.12%)	4.78%	9.05%	2.40%	Sep. 30, 2007	[2]
JPMorgan Emerging Local Markets Index Plus (ELMI+) 10/31/2004 (reflects no deduction for fees, expenses, or taxes)	(5.20%)	4.54%	7.92%	6.30%	Oct. 31, 2004	[1]
JPMorgan Emerging Local Markets Index Plus (ELMI+) 9/30/2007 (reflects no deduction for fees, expenses, or taxes)	(5.20%)	4.54%	7.92%	2.78%	Sep. 30, 2007	[2]
[1]	Corresponds with Class I period shown.
[2]	Corresponds with Class F, R2, and R3 periods shown.

Lord Abbett Global Allocation Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 54 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Global Allocation Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Global Allocation Fund		Class A		Class B	Class C	Class F	Class I	Class P	Class R2		Class R3
Management Fees		0.25%		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%		0.25%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	1.00%	0.10%	none	0.45%	0.60%		0.50%
Other Expenses		0.31%		0.31%	0.31%	0.31%	0.31%	0.31%	0.31%		0.31%
Acquired Fund Fees and Expenses		0.80%		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%		0.80%
Total Annual Fund Operating Expenses		1.61%	[1]	2.36%	2.36%	1.46%	1.36%	1.81%	1.96%	[1]	1.86%
Management Fee Waiver	[2]	(0.20%)		(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)		(0.20%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[2]	1.41%		2.16%	2.16%	1.26%	1.16%	1.61%	1.76%		1.66%
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period from May 1, 2012 through April 30, 2013, Lord Abbett has contractually agreed to waive 0.20% of its management fee. This agreement may be terminated only upon the approval of the Fund's Board of Directors.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Global Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	710	1,035	1,383	2,360
Class B	719	1,017	1,442	2,494
Class C	319	717	1,242	2,681
Class F	128	442	778	1,729
Class I	118	411	726	1,618
Class P	164	550	961	2,110
Class R2	179	596	1,039	2,269
Class R3	169	565	987	2,163

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Global Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	710	1,035	1,383	2,360
Class B	219	717	1,242	2,494
Class C	219	717	1,242	2,681
Class F	128	442	778	1,729
Class I	118	411	726	1,618
Class P	164	550	961	2,110
Class R2	179	596	1,039	2,269
Class R3	169	565	987	2,163

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a “fund of funds” – meaning it pursues its investment objective by investing in other mutual funds. Under normal market conditions, the Fund allocates its assets primarily to equity and fixed income securities of corporate and governmental issuers located in North and South America, Europe, Australia, and the Far East, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC (“Lord Abbett”) that hold such instruments. The Fund may emphasize its exposure to foreign (including emerging market) securities if Lord Abbett believes that such securities have the potential to outperform domestic securities. The Fund, through its investments in the underlying funds, will allocate its assets among various regions and at least three different countries, including the U.S.

The Fund’s investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

  Foreign (including emerging market) securities, such as (i) foreign securities traded outside of the U.S., (ii) securities of foreign companies that primarily are traded on a U.S. securities exchange, (iii) American Depositary Receipts (“ADRs”), which typically are issued by a U.S. financial institution (often a bank) and represent a specified number of shares issued by a foreign company, and (iv) securities that provide investment exposure to the currencies of emerging markets. The underlying funds also may invest in securities issued by companies incorporated in or organized under the laws of jurisdictions outside of the U.S., or located in or conducting most of their business outside of the U.S. and/or denominated in a foreign currency, including emerging markets.

  Equity securities of large, mid-sized, and small companies. Equity securities include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Growth stocks of companies that the underlying fund’s portfolio management believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value stocks of companies that the underlying fund’s portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Fixed income securities of various types, including high yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, U.S. Government securities, convertible securities, senior loans, inflation-linked investments, and cash equivalents. The Fund’s fixed income investments may consist of securities that are rated below investment grade (commonly referred to as “high yield” or “junk” bonds).

  Derivatives, including swaps, options, forwards, and futures, which the underlying fund may use to protect gains in the fund’s portfolio, hedge against certain risks, efficiently gain investment exposure, or seek to increase the underlying fund’s investment returns.

The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund’s investment exposure through the underlying funds primarily consists of investments in equity securities and fixed income securities of U.S. and foreign (including emerging market) issuers, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: The strategies used by the Fund’s portfolio management to allocate the Fund’s assets among the underlying funds, and the strategies used and securities selected by the underlying funds’ portfolio management, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Underlying Fund Risk: Because the Fund’s investments are concentrated in the underlying funds, the Fund’s performance is directly related to the performance of the underlying funds held by it and the Fund’s ability to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. These risks generally are greater for emerging market securities.

  Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets.

  Foreign Currency Risk: Certain of the underlying funds may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The Fund uses a “blend” strategy to invest in the underlying funds that employ both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart and table below shows changes in the performance of the Fund during periods when it operated under the name “Lord Abbett Global Equity Fund” and pursued an investment objective of long-term growth of capital and income consistent with reasonable risk by investing directly in equity securities of large domestic and foreign companies.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares*

*

The Fund implemented its current investment strategy effective July 1, 2008. The performance of the Fund for periods prior to July 1, 2008 is not representative of the Fund’s current investment strategy.

Best Quarter 2nd Q ’09 +22.59%	Worst Quarter 4th Q ’08 -18.72%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund compare to the returns of securities indices and a group of mutual funds with similar investment objectives as the Fund. The Fund believes that the 40% MSCI EAFE Index with Gross Dividends/25% Russell 1000® Total Return Index/20% Barclays Capital U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index more closely reflects the Fund’s investment strategies than the MSCI World Index with Gross/Net Dividends and therefore will remove the MSCI World Index with Gross/Net Dividends from its next annual prospectus update. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Global Allocation Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	(12.28%)	(1.14%)	3.60%
Class A After Taxes on Distributions	(12.81%)	(2.16%)	2.79%
Class A After Taxes on Distributions and Sale of Fund Shares	(7.51%)	(1.25%)	2.89%
Class B	(11.16%)	(0.78%)	3.69%
Class C	(7.48%)	(0.61%)	3.53%
Class F	(6.72%)			(2.71%)	Sep. 28, 2007
Class I	(6.69%)	0.36%		5.42%	Oct. 19, 2004
Class R2	(6.77%)			0.48%	Jun. 30, 2008
Class R3	(7.10%)			0.24%	Jun. 30, 2008
40% MSCI EAFE Index with Gross Dividends/25% Russell 1000® Total Return Index/20% Barclays Capital U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	(2.11%)	1.07%	5.71%	5.25%	Oct. 19, 2004
40% MSCI EAFE Index with Gross Dividends/25% Russell 1000® Total Return Index/20% Barclays Capital U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(2.11%)	1.07%	5.71%	(0.78%)	Sep. 28, 2007
40% MSCI EAFE Index with Gross Dividends/25% Russell 1000® Total Return Index/20% Barclays Capital U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index 6/30/2008 (reflects no deduction for fees, expenses, or taxes)	(2.11%)	1.07%	5.71%	1.40%	Jun. 30, 2008
MSCI World Index with Gross Dividends 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	(5.02%)	(1.82%)	4.15%	4.26%	Oct. 19, 2004
MSCI World Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(5.02%)	(1.82%)	4.15%	(4.74%)	Sep. 28, 2007
MSCI World Index with Gross Dividends 6/30/2008 (reflects no deduction for fees, expenses, or taxes)	(5.02%)	(1.82%)	4.15%	(2.12%)	Jun. 30, 2008
MSCI World Index with Net Dividends 10/19/2004 (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	(5.54%)	(2.37%)	3.62%	3.70%	Oct. 19, 2004
MSCI World Index with Net Dividends 9/28/2007 (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	(5.54%)	(2.37%)	3.62%	(5.28%)	Sep. 28, 2007
MSCI World Index with Net Dividends 6/30/2008 (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	(5.54%)	(2.37%)	3.62%	(2.66%)	Jun. 30, 2008
Lipper Global Flexible Portfolio Average 10/31/2004 (reflects no deduction for sales charges or taxes)	(5.75%)	1.00%	6.07%	5.69%	Oct. 31, 2004	[1]
Lipper Global Flexible Portfolio Average 9/30/2007 (reflects no deduction for sales charges or taxes)	(5.75%)	1.00%	6.07%	(1.48%)	Sep. 30, 2007	[2]
Lipper Global Flexible Portfolio Average 6/30/2008 (reflects no deduction for sales charges or taxes)	(5.75%)	1.00%	6.07%	0.26%	Jun. 30, 2008
[1]	Corresponds with Class I period shown.
[2]	Corresponds with Class F period shown.